Share Capital - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Aug. 31, 2020 CAD ($) Year $ / shares	Aug. 31, 2019 CAD ($) Year $ / shares	Aug. 31, 2018 CAD ($) Year $ / shares
Disclosure of classes of share capital [abstract]
Exercise price | $ / shares	$ 0.08	$ 0.10	$ 0.12
Closing market price on day preceding date of grant | $	$ 0.05	$ 0.08	$ 0.12
Risk-free interest rate	1.00%	1.80%	1.88%
Expected life (years) | Year	3.6	3.3	3.1
Expected volatility	80.00%	63.00%	59.00%
Expected dividend yield | $	$ 0	$ 0	$ 0
Grant date fair value | $ / shares	$ 0.02	$ 0.03	$ 0.05
Forfeiture rate	14.00%	15.00%	15.00%